Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,038,759	¥ 867,481
Total gains (losses), Included in profit or loss	33,685	2,058
Total gains (losses), Included in other comprehensive income	(20,407)	44,127
Purchases	95,620	30,090
Sales	(68,127)	(1,852)
Settlement	(41,210)	(40,606)
Transfers into Level 3	116	624
Transfers out of Level 3	(2,129)	(1,044)
Ending balance	1,036,307	900,878
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	27,887	835
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,125	4,061
Total gains (losses), Included in profit or loss	4,874	6,434
Total gains (losses), Included in other comprehensive income	232	52
Purchases	543	261
Sales	(1,325)	(763)
Settlement	(2,502)	(3,220)
Ending balance	7,947	6,825
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	4,382	6,507
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		2
Total gains (losses), Included in profit or loss	180	39
Purchases	72	43
Sales	(5)
Ending balance	247	84
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	180	41
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		1
Total gains (losses), Included in profit or loss	1	(5)
Ending balance	1	(4)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1	(5)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,880	1,327
Total gains (losses), Included in profit or loss	1,839	127
Purchases	471	218
Sales	(1,320)	(763)
Ending balance	2,870	909
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,344	198
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,245	2,731
Total gains (losses), Included in profit or loss	2,854	6,273
Total gains (losses), Included in other comprehensive income	232	52
Settlement	(2,502)	(3,220)
Ending balance	4,829	5,836
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,857	6,273
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	553,338	26,339
Total gains (losses), Included in profit or loss	27,628	(1,741)
Total gains (losses), Included in other comprehensive income	37
Purchases	91,877	2,021
Sales	(60,874)	(46)
Settlement	(38,065)	(129)
Transfers into Level 3	74
Transfers out of Level 3	(489)	(766)
Ending balance	573,526	25,678
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	22,351	(1,770)
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	536,357	12,053
Total gains (losses), Included in profit or loss	27,358	(1,424)
Total gains (losses), Included in other comprehensive income	37
Purchases	89,273
Sales	(60,697)
Settlement	(37,955)	(95)
Ending balance	554,373	10,534
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	22,141	(1,424)
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	16,981	14,286
Total gains (losses), Included in profit or loss	270	(317)
Purchases	2,604	2,021
Sales	(177)	(46)
Settlement	(110)	(34)
Transfers into Level 3	74
Transfers out of Level 3	(489)	(766)
Ending balance	19,153	15,144
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	210	(346)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	480,129
Total gains (losses), Included in other comprehensive income	(20,676)
Purchases	3,200
Sales	(5,928)
Settlement	(643)
Transfers out of Level 3	(1,640)
Ending balance	454,442
Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	154
Transfers out of Level 3	(154)
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	479,975
Total gains (losses), Included in other comprehensive income	(20,676)
Purchases	3,200
Sales	(5,928)
Settlement	(643)
Transfers out of Level 3	(1,486)
Ending balance	454,442
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(833)	303
Total gains (losses), Included in profit or loss	1,183	(1,358)
Transfers into Level 3	42
Ending balance	392	(1,055)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 1,154	(1,771)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		836,778
Total gains (losses), Included in profit or loss		(1,277)
Total gains (losses), Included in other comprehensive income		44,075
Purchases		27,808
Sales		(1,043)
Settlement		(37,257)
Transfers into Level 3		624
Transfers out of Level 3		(278)
Ending balance		869,430
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(2,131)
Available-for-sale financial assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		526
Total gains (losses), Included in profit or loss		(9)
Total gains (losses), Included in other comprehensive income		(1)
Settlement		(210)
Ending balance		306
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(9)
Available-for-sale financial assets [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		836,252
Total gains (losses), Included in profit or loss		(1,268)
Total gains (losses), Included in other comprehensive income		44,076
Purchases		27,808
Sales		(1,043)
Settlement		(37,047)
Transfers into Level 3		624
Transfers out of Level 3		(278)
Ending balance		869,124
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		¥ (2,122)